First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 8.1%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	335,676	6,461,763
Verizon Communications, Inc.	197,783	7,691,781
Total		14,153,544
Entertainment 1.4%
Activision Blizzard, Inc.	33,539	2,870,603
Electronic Arts, Inc.	12,268	1,477,680
Live Nation Entertainment, Inc.(a)	6,713	469,910
Netflix, Inc.(a)	20,973	7,245,752
Take-Two Interactive Software, Inc.(a)	7,467	890,813
Walt Disney Co. (The)(a)	86,029	8,614,084
Warner Bros Discovery, Inc.(a)	104,067	1,571,412
Total		23,140,254
Interactive Media & Services 4.7%
Alphabet, Inc., Class A(a)	280,484	29,094,605
Alphabet, Inc., Class C(a)	244,512	25,429,248
Match Group, Inc.(a)	13,153	504,944
Meta Platforms, Inc., Class A(a)	104,817	22,214,915
Total		77,243,712
Media 0.8%
Charter Communications, Inc., Class A(a)	4,960	1,773,745
Comcast Corp., Class A	198,100	7,509,971
DISH Network Corp., Class A(a)	11,837	110,439
Fox Corp., Class A	13,983	476,121
Fox Corp., Class B	6,491	203,233
Interpublic Group of Companies, Inc. (The)	18,297	681,380
News Corp., Class A	18,006	310,964
News Corp., Class B	5,551	96,754
Omnicom Group, Inc.	9,546	900,570
Paramount Global, Class B	23,783	530,599
Total		12,593,776
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a)	27,893	4,040,022
Total Communication Services		131,171,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Auto Components 0.1%
Aptiv PLC(a)	12,760	1,431,544
BorgWarner, Inc.	11,026	541,487
Total		1,973,031
Automobiles 1.9%
Ford Motor Co.	184,383	2,323,226
General Motors Co.	65,677	2,409,033
Tesla, Inc.(a)	126,655	26,275,846
Total		31,008,105
Broadline Retail 2.8%
Amazon.com, Inc.(a)	419,836	43,364,861
eBay, Inc.	25,555	1,133,875
Etsy, Inc.(a)	5,919	658,962
Total		45,157,698
Distributors 0.2%
Genuine Parts Co.	6,638	1,110,604
LKQ Corp.	11,953	678,452
Pool Corp.	1,839	629,747
Total		2,418,803
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a)	1,827	4,845,953
Caesars Entertainment, Inc.(a)	10,104	493,176
Carnival Corp.(a)	47,193	479,009
Chipotle Mexican Grill, Inc.(a)	1,301	2,222,486
Darden Restaurants, Inc.	5,731	889,222
Domino’s Pizza, Inc.	1,667	549,893
Expedia Group, Inc.(a)	6,961	675,426
Hilton Worldwide Holdings, Inc.	12,548	1,767,637
Las Vegas Sands Corp.(a)	15,476	889,096
Marriott International, Inc., Class A	12,671	2,103,893
McDonald’s Corp.	34,492	9,644,308
MGM Resorts International	14,817	658,171
Norwegian Cruise Line Holdings Ltd.(a)	19,845	266,915
Royal Caribbean Cruises Ltd.(a)	10,337	675,006
Starbucks Corp.	54,124	5,635,932
2	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,856	543,435
Yum! Brands, Inc.	13,186	1,741,607
Total		34,081,165
Household Durables 0.4%
D.R. Horton, Inc.	14,716	1,437,606
Garmin Ltd.	7,221	728,743
Lennar Corp., Class A	11,940	1,255,014
Mohawk Industries, Inc.(a)	2,483	248,846
Newell Brands, Inc.	17,725	220,499
NVR, Inc.(a)	143	796,823
PulteGroup, Inc.	10,624	619,167
Whirlpool Corp.	2,567	338,895
Total		5,645,593
Leisure Products 0.0%
Hasbro, Inc.	6,114	328,261
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,790	339,292
AutoZone, Inc.(a)	884	2,173,005
Bath & Body Works, Inc.	10,757	393,491
Best Buy Co., Inc.	9,274	725,876
CarMax, Inc.(a)	7,442	478,372
Home Depot, Inc. (The)	47,996	14,164,579
Lowe’s Companies, Inc.	28,477	5,694,546
O’Reilly Automotive, Inc.(a)	2,936	2,492,605
Ross Stores, Inc.	16,217	1,721,110
TJX Companies, Inc. (The)	54,416	4,264,038
Tractor Supply Co.	5,202	1,222,678
Ulta Beauty, Inc.(a)	2,396	1,307,425
Total		34,977,017
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	58,662	7,194,308
Ralph Lauren Corp.	1,935	225,756
Tapestry, Inc.	11,117	479,254
VF Corp.	15,557	356,411
Total		8,255,729
Total Consumer Discretionary		163,845,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp., Class B	8,612	553,493
Coca-Cola Co. (The)	183,287	11,369,293
Constellation Brands, Inc., Class A	7,646	1,727,155
Keurig Dr. Pepper, Inc.	40,017	1,411,800
Molson Coors Beverage Co., Class B	8,853	457,523
Monster Beverage Corp.(a)	35,872	1,937,447
PepsiCo, Inc.	64,858	11,823,613
Total		29,280,324
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	20,896	10,382,596
Dollar General Corp.	10,529	2,215,933
Dollar Tree, Inc.(a)	9,791	1,405,498
Kroger Co. (The)	30,676	1,514,474
Sysco Corp.	23,904	1,846,106
Target Corp.	21,677	3,590,361
Walgreens Boots Alliance, Inc.	33,713	1,165,796
Walmart, Inc.	66,040	9,737,598
Total		31,858,362
Food Products 1.1%
Archer-Daniels-Midland Co.	25,763	2,052,281
Bunge Ltd.	7,054	673,798
Campbell Soup Co.	9,449	519,506
ConAgra Foods, Inc.	22,445	843,034
General Mills, Inc.	27,766	2,372,882
Hershey Co. (The)	6,921	1,760,772
Hormel Foods Corp.	13,638	543,883
JM Smucker Co. (The)	5,022	790,312
Kellogg Co.	12,054	807,136
Kraft Heinz Co. (The)	37,495	1,449,932
Lamb Weston Holdings, Inc.	6,775	708,123
McCormick & Co., Inc.	11,807	982,461
Mondelez International, Inc., Class A	64,202	4,476,163
Tyson Foods, Inc., Class A	13,450	797,854
Total		18,778,137

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Church & Dwight Co., Inc.	11,484	1,015,300
Clorox Co. (The)	5,817	920,482
Colgate-Palmolive Co.	39,332	2,955,800
Kimberly-Clark Corp.	15,894	2,133,293
Procter & Gamble Co. (The)	111,098	16,519,162
Total		23,544,037
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,910	2,688,878
Tobacco 0.7%
Altria Group, Inc.	84,085	3,751,873
Philip Morris International, Inc.	73,005	7,099,736
Total		10,851,609
Total Consumer Staples		117,001,347
Energy 4.6%
Energy Equipment & Services 0.4%
Baker Hughes Co.	47,375	1,367,242
Halliburton Co.	42,576	1,347,105
Schlumberger NV	66,880	3,283,808
Total		5,998,155
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	15,141	545,985
Chevron Corp.	83,775	13,668,729
ConocoPhillips Co.	57,635	5,717,968
Coterra Energy, Inc.	37,131	911,195
Devon Energy Corp.	30,784	1,557,978
Diamondback Energy, Inc.	8,655	1,169,896
EOG Resources, Inc.	27,662	3,170,895
EQT Corp.	17,285	551,564
Exxon Mobil Corp.	193,927	21,266,035
Hess Corp.	13,067	1,729,287
Kinder Morgan, Inc.	93,161	1,631,249
Marathon Oil Corp.	29,907	716,572
Marathon Petroleum Corp.	21,380	2,882,665
Occidental Petroleum Corp.	34,243	2,137,791
ONEOK, Inc.	21,048	1,337,390
Phillips 66	21,945	2,224,784
Pioneer Natural Resources Co.	11,189	2,285,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	10,661	777,720
Valero Energy Corp.	18,155	2,534,438
Williams Companies, Inc. (The)	57,359	1,712,740
Total		68,530,122
Total Energy		74,528,277
Financials 12.8%
Banks 3.1%
Bank of America Corp.	328,684	9,400,362
Citigroup, Inc.	91,211	4,276,884
Citizens Financial Group, Inc.	23,193	704,371
Comerica, Inc.	6,168	267,815
Fifth Third Bancorp	32,182	857,328
First Republic Bank	8,749	122,399
Huntington Bancshares, Inc.	67,958	761,130
JPMorgan Chase & Co.	138,132	17,999,981
KeyCorp	43,953	550,292
M&T Bank Corp.	7,972	953,212
PNC Financial Services Group, Inc. (The)	18,884	2,400,156
Regions Financial Corp.	43,984	816,343
Truist Financial Corp.	62,484	2,130,704
U.S. Bancorp	65,610	2,365,241
Wells Fargo & Co.	179,446	6,707,691
Zions Bancorp	7,046	210,887
Total		50,524,796
Capital Markets 2.8%
Ameriprise Financial, Inc.(b)	4,959	1,519,933
Bank of New York Mellon Corp. (The)	34,638	1,573,951
BlackRock, Inc.	7,052	4,718,634
Cboe Global Markets, Inc.	4,996	670,663
Charles Schwab Corp. (The)	71,831	3,762,508
CME Group, Inc.	16,940	3,244,349
FactSet Research Systems, Inc.	1,801	747,577
Franklin Resources, Inc.	13,431	361,831
Goldman Sachs Group, Inc. (The)	15,947	5,216,423
Intercontinental Exchange, Inc.	26,318	2,744,704
Invesco Ltd.	21,418	351,255
MarketAxess Holdings, Inc.	1,772	693,366
Moody’s Corp.	7,420	2,270,668
Morgan Stanley	61,526	5,401,983

4	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	3,766	2,107,793
Nasdaq, Inc.	15,964	872,752
Northern Trust Corp.	9,815	864,996
Raymond James Financial, Inc.	9,127	851,275
S&P Global, Inc.	15,503	5,344,969
State Street Corp.	16,436	1,244,041
T. Rowe Price Group, Inc.	10,563	1,192,563
Total		45,756,234
Consumer Finance 0.5%
American Express Co.	28,037	4,624,703
Capital One Financial Corp.	17,956	1,726,649
Discover Financial Services	12,574	1,242,814
Synchrony Financial	20,581	598,496
Total		8,192,662
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B(a)	84,848	26,198,517
Fidelity National Information Services, Inc.	27,944	1,518,197
Fiserv, Inc.(a)	29,905	3,380,162
FleetCor Technologies, Inc.(a)	3,473	732,282
Global Payments, Inc.	12,389	1,303,818
Jack Henry & Associates, Inc.	3,437	518,025
MasterCard, Inc., Class A	39,733	14,439,370
PayPal Holdings, Inc.(a)	53,279	4,046,007
Visa, Inc., Class A	76,523	17,252,876
Total		69,389,254
Insurance 2.1%
Aflac, Inc.	26,366	1,701,134
Allstate Corp. (The)	12,385	1,372,382
American International Group, Inc.	34,989	1,762,046
Aon PLC, Class A	9,673	3,049,800
Arch Capital Group Ltd.(a)	17,418	1,182,160
Arthur J Gallagher & Co.	9,988	1,910,804
Assurant, Inc.	2,488	298,734
Brown & Brown, Inc.	11,069	635,582
Chubb Ltd.	19,546	3,795,442
Cincinnati Financial Corp.	7,402	829,616
Everest Re Group Ltd.	1,844	660,189
Globe Life, Inc.	4,260	468,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	14,839	1,034,130
Lincoln National Corp.	7,252	162,953
Loews Corp.	9,185	532,914
Marsh & McLennan Companies, Inc.	23,311	3,882,447
MetLife, Inc.	31,037	1,798,284
Principal Financial Group, Inc.	10,716	796,413
Progressive Corp. (The)	27,544	3,940,445
Prudential Financial, Inc.	17,330	1,433,884
Travelers Companies, Inc. (The)	10,883	1,865,455
Willis Towers Watson PLC	5,027	1,168,174
WR Berkley Corp.	9,593	597,260
Total		34,878,933
Total Financials		208,741,879
Health Care 14.1%
Biotechnology 2.3%
AbbVie, Inc.	83,282	13,272,652
Amgen, Inc.	25,146	6,079,046
Biogen, Inc.(a)	6,781	1,885,322
Gilead Sciences, Inc.	58,724	4,872,330
Incyte Corp.(a)	8,715	629,833
Moderna, Inc.(a)	15,559	2,389,551
Regeneron Pharmaceuticals, Inc.(a)	5,063	4,160,115
Vertex Pharmaceuticals, Inc.(a)	12,107	3,814,553
Total		37,103,402
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	82,109	8,314,357
Align Technology, Inc.(a)	3,421	1,143,093
Baxter International, Inc.	23,766	963,949
Becton Dickinson & Co.	13,370	3,309,610
Boston Scientific Corp.(a)	67,451	3,374,574
Cooper Companies, Inc. (The)	2,324	867,689
Dentsply Sirona, Inc.	10,121	397,553
DexCom, Inc.(a)	18,197	2,114,127
Edwards Lifesciences Corp.(a)	29,115	2,408,684
GE HealthCare Technologies, Inc.(a)	17,099	1,402,631
Hologic, Inc.(a)	11,611	937,008
IDEXX Laboratories, Inc.(a)	3,900	1,950,312
Insulet Corp.(a)	3,271	1,043,318
Intuitive Surgical, Inc.(a)	16,501	4,215,510

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	62,642	5,050,198
ResMed, Inc.	6,918	1,514,973
STERIS PLC	4,676	894,425
Stryker Corp.	15,878	4,532,693
Teleflex, Inc.	2,209	559,562
Zimmer Biomet Holdings, Inc.	9,882	1,276,754
Total		46,271,020
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	7,620	1,220,038
Cardinal Health, Inc.	12,133	916,041
Centene Corp.(a)	25,936	1,639,415
Cigna Corp. (The)	14,065	3,594,029
CVS Health Corp.	60,472	4,493,674
DaVita, Inc.(a)	2,588	209,913
Elevance Health, Inc.	11,247	5,171,483
HCA Healthcare, Inc.	9,985	2,632,845
Henry Schein, Inc.(a)	6,383	520,470
Humana, Inc.	5,885	2,856,932
Laboratory Corp. of America Holdings	4,172	957,140
McKesson Corp.	6,449	2,296,166
Molina Healthcare, Inc.(a)	2,750	735,598
Quest Diagnostics, Inc.	5,227	739,516
UnitedHealth Group, Inc.	44,001	20,794,433
Universal Health Services, Inc., Class B	3,021	383,969
Total		49,161,662
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	13,933	1,927,491
Bio-Rad Laboratories, Inc., Class A(a)	1,014	485,726
Bio-Techne Corp.	7,406	549,451
Charles River Laboratories International, Inc.(a)	2,396	483,561
Danaher Corp.	30,868	7,779,971
Illumina, Inc.(a)	7,408	1,722,730
IQVIA Holdings, Inc.(a)	8,745	1,739,293
Mettler-Toledo International, Inc.(a)	1,041	1,592,949
PerkinElmer, Inc.	5,949	792,764
Thermo Fisher Scientific, Inc.	18,470	10,645,554
Waters Corp.(a)	2,798	866,345
West Pharmaceutical Services, Inc.	3,486	1,207,794
Total		29,793,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	100,126	6,939,733
Catalent, Inc.(a)	8,481	557,286
Eli Lilly & Co.	37,139	12,754,275
Johnson & Johnson	123,123	19,084,065
Merck & Co., Inc.	119,398	12,702,753
Organon & Co.	11,979	281,746
Pfizer, Inc.	264,346	10,785,317
Viatris, Inc.	57,109	549,389
Zoetis, Inc.	21,949	3,653,192
Total		67,307,756
Total Health Care		229,637,469
Industrials 8.6%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	26,482	5,625,571
General Dynamics Corp.	10,597	2,418,341
Howmet Aerospace, Inc.	17,340	734,696
Huntington Ingalls Industries, Inc.	1,877	388,577
L3Harris Technologies, Inc.	8,967	1,759,684
Lockheed Martin Corp.	10,700	5,058,211
Northrop Grumman Corp.	6,775	3,128,153
Raytheon Technologies Corp.	68,989	6,756,093
Textron, Inc.	9,832	694,434
TransDigm Group, Inc.	2,443	1,800,613
Total		28,364,373
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,543	550,808
Expeditors International of Washington, Inc.	7,494	825,239
FedEx Corp.	10,935	2,498,538
United Parcel Service, Inc., Class B	34,369	6,667,243
Total		10,541,828
Building Products 0.4%
Allegion PLC	4,137	441,542
AO Smith Corp.	5,975	413,171
Carrier Global Corp.	39,284	1,797,243
Johnson Controls International PLC	32,364	1,948,960

6	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	10,605	527,281
Trane Technologies PLC	10,788	1,984,776
Total		7,112,973
Commercial Services & Supplies 0.5%
Cintas Corp.	4,068	1,882,182
Copart, Inc.(a)	20,187	1,518,264
Republic Services, Inc.	9,673	1,307,983
Rollins, Inc.	10,900	409,077
Waste Management, Inc.	17,491	2,854,007
Total		7,971,513
Construction & Engineering 0.1%
Quanta Services, Inc.	6,730	1,121,487
Electrical Equipment 0.6%
AMETEK, Inc.	10,815	1,571,744
Eaton Corp. PLC	18,729	3,209,027
Emerson Electric Co.	26,909	2,344,850
Generac Holdings, Inc.(a)	2,984	322,302
Rockwell Automation, Inc.	5,405	1,586,097
Total		9,034,020
Ground Transportation 0.8%
CSX Corp.	99,008	2,964,300
JB Hunt Transport Services, Inc.	3,908	685,698
Norfolk Southern Corp.	10,727	2,274,124
Old Dominion Freight Line, Inc.	4,266	1,454,023
Union Pacific Corp.	28,815	5,799,307
Total		13,177,452
Industrial Conglomerates 0.8%
3M Co.	25,924	2,724,871
General Electric Co.	51,297	4,903,993
Honeywell International, Inc.	31,464	6,013,400
Total		13,642,264
Machinery 1.8%
Caterpillar, Inc.	24,507	5,608,182
Cummins, Inc.	6,654	1,589,508
Deere & Co.	12,734	5,257,614
Dover Corp.	6,579	999,613
Fortive Corp.	16,619	1,132,917
IDEX Corp.	3,552	820,619
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	13,073	3,182,622
Ingersoll Rand, Inc.	19,069	1,109,434
Nordson Corp.	2,531	562,540
Otis Worldwide Corp.	19,537	1,648,923
PACCAR, Inc.	24,582	1,799,402
Parker-Hannifin Corp.	6,040	2,030,104
Pentair PLC	7,747	428,177
Snap-On, Inc.	2,501	617,472
Stanley Black & Decker, Inc.	6,967	561,401
Westinghouse Air Brake Technologies Corp.	8,565	865,579
Xylem, Inc.	8,489	888,798
Total		29,102,905
Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	6,006	252,012
American Airlines Group, Inc.(a)	30,640	451,940
Delta Air Lines, Inc.(a)	30,198	1,054,514
Southwest Airlines Co.	27,987	910,697
United Airlines Holdings, Inc.(a)	15,396	681,273
Total		3,350,436
Professional Services 0.8%
Automatic Data Processing, Inc.	19,513	4,344,179
Broadridge Financial Solutions, Inc.	5,542	812,291
CoStar Group, Inc.(a)	19,152	1,318,615
Equifax, Inc.	5,769	1,170,184
Jacobs Solutions, Inc.	5,967	701,182
Leidos Holdings, Inc.	6,437	592,590
Paychex, Inc.	15,108	1,731,226
Paycom Software, Inc.(a)	2,271	690,407
Robert Half International, Inc.	5,072	408,651
Verisk Analytics, Inc.	7,365	1,413,049
Total		13,182,374
Trading Companies & Distributors 0.3%
Fastenal Co.	26,882	1,450,015
United Rentals, Inc.	3,266	1,292,552
W.W. Grainger, Inc.	2,118	1,458,900
Total		4,201,467
Total Industrials		140,803,092

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.8%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	11,656	1,956,576
Cisco Systems, Inc.	193,461	10,113,174
F5, Inc.(a)	2,831	412,448
Juniper Networks, Inc.	15,256	525,112
Motorola Solutions, Inc.	7,874	2,252,988
Total		15,260,298
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	28,002	2,288,323
CDW Corp.	6,376	1,242,619
Corning, Inc.	35,848	1,264,717
Keysight Technologies, Inc.(a)	8,399	1,356,271
TE Connectivity Ltd.	14,903	1,954,528
Teledyne Technologies, Inc.(a)	2,207	987,324
Trimble Navigation Ltd.(a)	11,614	608,806
Zebra Technologies Corp., Class A(a)	2,431	773,058
Total		10,475,646
IT Services 1.2%
Accenture PLC, Class A	29,656	8,475,981
Akamai Technologies, Inc.(a)	7,405	579,812
Cognizant Technology Solutions Corp., Class A	23,970	1,460,492
DXC Technology Co.(a)	10,722	274,054
EPAM Systems, Inc.(a)	2,708	809,692
Gartner, Inc.(a)	3,721	1,212,190
International Business Machines Corp.	42,578	5,581,550
VeriSign, Inc.(a)	4,314	911,678
Total		19,305,449
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.(a)	75,930	7,441,899
Analog Devices, Inc.	23,869	4,707,444
Applied Materials, Inc.	39,703	4,876,719
Broadcom, Inc.	19,679	12,624,866
Enphase Energy, Inc.(a)	6,401	1,346,002
First Solar, Inc.(a)	4,669	1,015,508
Intel Corp.	194,822	6,364,835
KLA Corp.	6,521	2,602,988
Lam Research Corp.	6,354	3,368,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Microchip Technology, Inc.	25,797	2,161,273
Micron Technology, Inc.	51,386	3,100,631
Monolithic Power Systems, Inc.	2,107	1,054,638
NVIDIA Corp.	115,848	32,179,099
NXP Semiconductors NV	12,203	2,275,554
ON Semiconductor Corp.(a)	20,343	1,674,636
Qorvo, Inc.(a)	4,704	477,785
QUALCOMM, Inc.	52,508	6,698,971
Skyworks Solutions, Inc.	7,487	883,316
SolarEdge Technologies, Inc.(a)	2,632	799,996
Teradyne, Inc.	7,335	788,586
Texas Instruments, Inc.	42,676	7,938,163
Total		104,381,291
Software 9.3%
Adobe, Inc.(a)	21,559	8,308,192
ANSYS, Inc.(a)	4,102	1,365,146
Autodesk, Inc.(a)	10,161	2,115,114
Cadence Design Systems, Inc.(a)	12,918	2,713,943
Ceridian HCM Holding, Inc.(a)	7,246	530,552
Fair Isaac Corp.(a)	1,185	832,688
Fortinet, Inc.(a)	30,536	2,029,422
Gen Digital, Inc.	26,787	459,665
Intuit, Inc.	13,229	5,897,885
Microsoft Corp.	350,548	101,062,988
Oracle Corp.	72,375	6,725,085
PTC, Inc.(a)	5,012	642,689
Roper Technologies, Inc.	4,994	2,200,806
Salesforce, Inc.(a)	47,093	9,408,239
ServiceNow, Inc.(a)	9,560	4,442,723
Synopsys, Inc.(a)	7,178	2,772,502
Tyler Technologies, Inc.(a)	1,961	695,449
Total		152,203,088
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.(c)	700,391	115,494,476
Hewlett Packard Enterprise Co.	60,364	961,599
HP, Inc.	40,702	1,194,604
NetApp, Inc.	10,152	648,205

8	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seagate Technology Holdings PLC	9,043	597,923
Western Digital Corp.(a)	15,038	566,481
Total		119,463,288
Total Information Technology		421,089,060
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,458	3,003,642
Albemarle Corp.	5,517	1,219,478
Celanese Corp., Class A	4,698	511,565
CF Industries Holdings, Inc.	9,239	669,735
Corteva, Inc.	33,569	2,024,546
Dow, Inc.	33,195	1,819,750
DuPont de Nemours, Inc.	21,574	1,548,366
Eastman Chemical Co.	5,595	471,882
Ecolab, Inc.	11,670	1,931,735
FMC Corp.	5,932	724,475
International Flavors & Fragrances, Inc.	12,007	1,104,164
Linde PLC	23,195	8,244,431
LyondellBasell Industries NV, Class A	11,961	1,123,018
Mosaic Co. (The)	16,034	735,640
PPG Industries, Inc.	11,068	1,478,464
Sherwin-Williams Co. (The)	11,105	2,496,071
Total		29,106,962
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,924	1,038,196
Vulcan Materials Co.	6,259	1,073,794
Total		2,111,990
Containers & Packaging 0.3%
Amcor PLC	69,969	796,247
Avery Dennison Corp.	3,813	682,260
Ball Corp.	14,783	814,691
International Paper Co.	16,749	603,969
Packaging Corp. of America	4,358	605,021
Sealed Air Corp.	6,812	312,739
WestRock Co.	11,992	365,397
Total		4,180,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	67,311	2,753,693
Newmont Corp.	37,379	1,832,319
Nucor Corp.	11,914	1,840,355
Steel Dynamics, Inc.	7,855	888,086
Total		7,314,453
Total Materials		42,713,729
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	25,749	565,705
Ventas, Inc.	18,837	816,584
Welltower, Inc.	22,252	1,595,246
Total		2,977,535
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	33,673	555,268
Industrial REITs 0.3%
Prologis, Inc.	43,470	5,423,752
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	7,418	931,627
Boston Properties, Inc.	6,718	363,578
Total		1,295,205
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	14,879	1,083,340
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,588	1,107,179
Camden Property Trust	5,187	543,805
Equity Residential	16,039	962,340
Essex Property Trust, Inc.	3,042	636,204
Invitation Homes, Inc.	27,353	854,234
Mid-America Apartment Communities, Inc.	5,438	821,356
UDR, Inc.	14,564	597,998
Total		5,523,116

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.3%
Federal Realty Investment Trust	3,448	340,766
Kimco Realty Corp.	29,126	568,831
Realty Income Corp.	29,534	1,870,093
Regency Centers Corp.	7,253	443,738
Simon Property Group, Inc.	15,397	1,724,002
Total		4,947,430
Specialized REITs 1.2%
American Tower Corp.	21,927	4,480,563
Crown Castle, Inc.	20,391	2,729,132
Digital Realty Trust, Inc.	13,540	1,331,117
Equinix, Inc.	4,358	3,142,292
Extra Space Storage, Inc.	6,307	1,027,600
Iron Mountain, Inc.	13,690	724,338
Public Storage	7,444	2,249,130
SBA Communications Corp.	5,084	1,327,280
VICI Properties, Inc.	47,266	1,541,817
Weyerhaeuser Co.	34,509	1,039,756
Total		19,593,025
Total Real Estate		41,398,671
Utilities 2.8%
Electric Utilities 1.9%
Alliant Energy Corp.	11,821	631,241
American Electric Power Co., Inc.	24,199	2,201,867
Constellation Energy Corp.	15,400	1,208,900
Duke Energy Corp.	36,261	3,498,099
Edison International	17,983	1,269,420
Entergy Corp.	9,583	1,032,472
Evergy, Inc.	10,809	660,646
Eversource Energy	16,403	1,283,699
Exelon Corp.	46,798	1,960,368
FirstEnergy Corp.	25,580	1,024,735
NextEra Energy, Inc.	93,581	7,213,224
NRG Energy, Inc.	10,849	372,012
PG&E Corp.(a)	75,821	1,226,026
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	5,328	422,191
PPL Corp.	34,675	963,618
Southern Co. (The)	51,268	3,567,227
Xcel Energy, Inc.	25,771	1,737,996
Total		30,273,741
Gas Utilities 0.0%
Atmos Energy Corp.	6,742	757,531
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	31,456	757,460
Multi-Utilities 0.8%
Ameren Corp.	12,174	1,051,712
CenterPoint Energy, Inc.	29,647	873,401
CMS Energy Corp.	13,716	841,888
Consolidated Edison, Inc.	16,711	1,598,741
Dominion Energy, Inc.	39,241	2,193,964
DTE Energy Co.	9,124	999,443
NiSource, Inc.	19,126	534,763
Public Service Enterprise Group, Inc.	23,497	1,467,388
Sempra Energy	14,803	2,237,622
WEC Energy Group, Inc.	14,855	1,408,105
Total		13,207,027
Water Utilities 0.1%
American Water Works Co., Inc.	9,087	1,331,155
Total Utilities		46,326,914
Total Common Stocks (Cost $989,349,070)		1,617,257,148

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(d)	13,813,716	13,810,953
Total Money Market Funds (Cost $13,809,386)		13,810,953
Total Investments in Securities (Cost: $1,003,158,456)		1,631,068,101
Other Assets & Liabilities, Net		(803,852)
Net Assets		1,630,264,249

At March 31, 2023, securities and/or cash totaling $1,253,240 were pledged as collateral.
10	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	72	06/2023	USD	14,895,900	657,001	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,556,539	—	(1,212)	(35,394)	1,519,933	10,046	6,249	4,959
Columbia Short-Term Cash Fund, 4.983%
	15,170,108	11,705,560	(13,064,942)	227	13,810,953	811	176,974	13,813,716
Total	16,726,647			(35,167)	15,330,886	10,857	183,223

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7014_12_B01_(05/23)